Column 1
Column 2
Column 3
Column 4
Column 5
Column 6
Column 7
Column 8
Name of
Title of
Cusip
Value
Shares
Investment
Other
Voting
Issuer
class



Discretion
Manager
Authority








Exxon Mobil Corp
U.S. Large Cap
30231g102
  9,034,913
  113,177
Partial
None
Shared
Exxon Bartley
U.S. Large Cap
30231g102
 (4,664,467)
  (58,430)
None
None
None



  4,370,446
   54,747
Full
None
Sole








Marriott Int'l Inc
U.S. Large Cap
571903202
  3,531,917
  181,590
Partial
None
Shared
David Marriot
U.S. Large Cap
571903202
   (928,271)
  (47,726)
None
None
None
Judith Marriot
U.S. Large Cap
571903202
 (2,284,169)
 (117,438)
None
None
None



    319,477
   16,426
Full
None









3M Company
U.S. Large Cap
88579Y101
    290,473
    5,048
Full
None
Sole
Abbott Laboratories
U.S. Large Cap
002824100
  1,302,462
   24,404
Full
None
Sole
Agilent Technologies
U.S. Large Cap
00846u101
    201,721
   12,906
Full
None
Sole
ALCOA Inc
U.S. Large Cap
013817101
    321,338
   28,538
Full
None
Sole
Allstate Corp
U.S. Large Cap
020002101
    239,017
    7,296
Full
None
Sole
Altria Group Inc
U.S. Large Cap
02209s103
    349,136
   23,183
Full
None
Sole
Amerisource Bergen Corp
U.S. Large Cap
03073e105
  1,386,052
   38,869
Full
None
Sole
AMGEN Incorporated
U.S. Large Cap
031162100
  2,095,690
   36,289
Full
None
Sole
Apache Corp
U.S. Large Cap
037411105
    222,770
    2,989
Full
None
Sole
Apple Computer
U.S. Large Cap
037833100
    444,759
    5,211
Full
None
Sole
Applied Materials Inc
U.S. Large Cap
038222105
    284,371
   28,072
Full
None
Sole
Archer Daniels Midland Corp
U.S. Large Cap
039483102
    816,012
   28,304
Full
None
Sole
AT&T Corp
U.S. Large Cap
00206R102
  2,972,791
  104,308
Full
None
Sole
Bank of America Corp
U.S. Large Cap
060505104
  1,085,441
   77,091
Full
None
Sole
Bank of New York Mellon Corp
U.S. Large Cap
064058100
    647,737
   22,864
Full
None
Sole
Baxter International Inc
U.S. Large Cap
071813109
    824,115
   15,378
Full
None
Sole
Becton Dickinson & Co
U.S. Large Cap
075887109
    507,078
    7,415
Full
None
Sole
Berkshire Hathaway Cl A
U.S. Large Cap
084990175
    230,874
      239
Full
None
Sole
Berkshire Hathaway Cl B
U.S. Large Cap
084670207
    218,552
       68
Full
None
Sole
Best Buy Inc
U.S. Large Cap
086516101
    239,227
    8,510
Full
None
Sole
Boeing Co
U.S. Large Cap
097023105
    330,087
    7,736
Full
None
Sole
Boston Scientific Corp
U.S. Large Cap
101137107
    249,762
   32,269
Full
None
Sole
Bristol-Myers Squibb Co
U.S. Large Cap
110122108
  1,833,198
   78,847
Full
None
Sole
Caterpillar Inc
U.S. Large Cap
149123101
    471,675
   10,559
Full
None
Sole
Charles Schwab Corp
U.S. Large Cap
808513105
    251,710
   15,566
Full
None
Sole
ChevronTexaco Corp
U.S. Large Cap
166764100
  2,388,669
   32,292
Full
None
Sole
Chubb
U.S. Large Cap
171232101
    262,344
    5,144
Full
None
Sole
CISCO Systems Inc
U.S. Large Cap
17275r102
  1,303,723
   79,983
Full
None
Sole
CitiGroup
U.S. Large Cap
172967101
    543,867
   81,053
Full
None
Sole
Coca-Cola Co
U.S. Large Cap
191216100
    388,072
    8,572
Full
None
Sole
Colgate-Palmolive Co
U.S. Large Cap
194162103
    209,474
    3,056
Full
None
Sole
Comcast Corp Cl A
U.S. Large Cap
20030n101
    654,531
   38,776
Full
None
Sole
Computer Sciences Corp
U.S. Large Cap
205363104
    335,587
    9,550
Full
None
Sole
ConocoPhillips
U.S. Large Cap
20825C104
  1,725,966
   33,320
Full
None
Sole
Costco Wholesale Corp
U.S. Large Cap
22160k105
  1,210,580
   23,059
Full
None
Sole
Covidien Ltd
U.S. Large Cap
G2552X108
    220,350
    6,080
Full
None
Sole
CVS Corp
U.S. Large Cap
126650100
    231,357
    8,050
Full
None
Sole
Deere & Co
U.S. Large Cap
244199105
    703,325
   18,354
Full
None
Sole
Dell Inc
U.S. Large Cap
24702R101
    259,840
   25,375
Full
None
Sole
Dominion Res Inc VA New
U.S. Large Cap
25746U109
    393,846
   10,989
Full
None
Sole
Dow Chemical Company
U.S. Large Cap
260543103
    514,045
   34,065
Full
None
Sole
Du Pont E I De Nemour & Co
U.S. Large Cap
263534109
    496,675
   19,631
Full
None
Sole
Duke Energy Corp
U.S. Large Cap
26441C105
    408,737
   27,231
Full
None
Sole
Eaton Corp
U.S. Large Cap
278058102
    226,727
    4,561
Full
None
Sole
Ebay Inc
U.S. Large Cap
278642103
    283,262
   20,291
Full
None
Sole
Eli Lilly & Co
U.S. Large Cap
532457108
    519,348
   12,897
Full
None
Sole
EMC Corp
U.S. Large Cap
268648102
    242,203
   23,133
Full
None
Sole
Emerson Electric Co
U.S. Large Cap
291011104
    257,500
    7,034
Full
None
Sole
Entergy Corp
U.S. Large Cap
29364g103
    309,909
    3,728
Full
None
Sole
Exelon Corp
U.S. Large Cap
30161N101
  1,016,139
   18,273
Full
None
Sole
FedEx Corp
U.S. Large Cap
31428x106
    787,183
   12,271
Full
None
Sole
FPL Group Inc
U.S. Large Cap
302571104
    298,306
    5,927
Full
None
Sole
General Electric Company
U.S. Large Cap
369604103
  3,595,575
  221,949
Full
None
Sole
Goldman Sachs Group Inc
U.S. Large Cap
38141g104
    222,293
    2,634
Full
None
Sole
Hewlett-Packard Co
U.S. Large Cap
428236103
  1,793,879
   49,432
Full
None
Sole
Home Depot Inc
U.S. Large Cap
437076102
    733,988
   31,885
Full
None
Sole
Honeywell Inc
U.S. Large Cap
438516106
    273,802
    8,340
Full
None
Sole
Intel Corp
U.S. Large Cap
458140100
  2,666,602
  181,896
Full
None
Sole
International Business Machines Corp
U.S. Large Cap
459200101
  2,025,917
   24,072
Full
None
Sole
Intuit Inc
U.S. Large Cap
461202103
    950,815
   39,967
Full
None
Sole
Johnson & Johnson
U.S. Large Cap
478160104
  2,575,055
   43,040
Full
None
Sole
Johnson Controls Inc
U.S. Large Cap
478366107
    262,226
   14,440
Full
None
Sole
JP Morgan Chase & Co
U.S. Large Cap
46625H100
  4,136,926
  131,206
Full
None
Sole
Kimberly-Clark Corp
U.S. Large Cap
494368103
  1,198,522
   22,725
Full
None
Sole
Kraft Foods Inc
U.S. Large Cap
50075n104
    716,459
   26,684
Full
None
Sole
Kroger Co
U.S. Large Cap
501044101
  1,238,629
   46,900
Full
None
Sole
Lockheed Martin Corp
U.S. Large Cap
539830109
  1,397,705
   16,624
Full
None
Sole
Lowes Companies Inc
U.S. Large Cap
548661107
    209,939
    9,756
Full
None
Sole
Marathon Oil Corp
U.S. Large Cap
565849106
    500,371
   18,288
Full
None
Sole
McDonalds Corp
U.S. Large Cap
580135101
  1,089,058
   17,512
Full
None
Sole
McKesson Corp
U.S. Large Cap
58155q103
    390,256
   10,076
Full
None
Sole
Medco Health Solutions Inc
U.S. Large Cap
58405u102
    245,635
    5,861
Full
None
Sole
Medtronic Inc
U.S. Large Cap
585055106
    267,070
    8,500
Full
None
Sole
Merck & Co Inc
U.S. Large Cap
589331107
    937,819
   30,849
Full
None
Sole
Metlife Inc
U.S. Large Cap
59156r108
    655,119
   18,793
Full
None
Sole
Microsoft Corp
U.S. Large Cap
594918104
  1,442,673
   74,212
Full
None
Sole
Monsanto Co
U.S. Large Cap
61166w101
    435,951
    6,197
Full
None
Sole
Morgan Stanley
U.S. Large Cap
617446448
    312,573
   19,487
Full
None
Sole
Nationwide Financial Services
U.S. Large Cap
638612101
  1,196,820
   22,923
Full
None
Sole
Northrop Grumman Corp
U.S. Large Cap
666807102
    574,817
   12,762
Full
None
Sole
Occidental Pete Corp
U.S. Large Cap
674599105
    231,861
    3,865
Full
None
Sole
Omnicom Group Inc
U.S. Large Cap
681919106
    441,926
   16,416
Full
None
Sole
Oracle Corp
U.S. Large Cap
68389x105
    698,934
   39,421
Full
None
Sole
Pepsico Inc
U.S. Large Cap
713448108
  2,533,231
   46,252
Full
None
Sole
Pfizer Incorporated
U.S. Large Cap
717081103
  1,621,590
   91,564
Full
None
Sole
Philip Morris International
U.S. Large Cap
718172109
    985,110
   22,641
Full
None
Sole
PNC Bank Corp
U.S. Large Cap
693475105
    558,894
   11,406
Full
None
Sole
PPG Industries
U.S. Large Cap
693506107
    451,370
   10,638
Full
None
Sole
Procter & Gamble Co
U.S. Large Cap
742718109
  2,772,470
   44,847
Full
None
Sole
Raytheon Co
U.S. Large Cap
755111507
    201,506
    3,948
Full
None
Sole
Schering Plough Corp
U.S. Large Cap
806605101
    308,355
   18,107
Full
None
Sole
Smith International
U.S. Large Cap
832110100
    455,212
   19,887
Full
None
Sole
Southern Company
U.S. Large Cap
842587107
    786,816
   21,265
Full
None
Sole
Sunoco Inc
U.S. Large Cap
86764p109
    234,771
    5,402
Full
None
Sole
Symantec Corp
U.S. Large Cap
871503108
    449,851
   33,273
Full
None
Sole
Target Corp
U.S. Large Cap
87612e106
  1,060,334
   30,708
Full
None
Sole
Texas Instruments Inc
U.S. Large Cap
882508104
    269,602
   17,371
Full
None
Sole
Textron Incorporated
U.S. Large Cap
883203101
    271,692
   19,588
Full
None
Sole
Time Warner Inc
U.S. Large Cap
887317105
    592,404
   58,887
Full
None
Sole
TJX Companies Inc
U.S. Large Cap
872540109
    275,947
   13,415
Full
None
Sole
Travelers Group Inc
U.S. Large Cap
89417E109
  1,373,773
   30,393
Full
None
Sole
Union Pacific Corp
U.S. Large Cap
907818108
    769,723
   16,103
Full
None
Sole
United Parcel Service Inc
U.S. Large Cap
911312106
    429,531
    7,787
Full
None
Sole
United Technologies Corp
U.S. Large Cap
913017109
    955,569
   17,828
Full
None
Sole
US Bancorp
U.S. Large Cap
902973304
    973,014
   38,905
Full
None
Sole
Valero Energy
U.S. Large Cap
91913y100
    292,328
   13,509
Full
None
Sole
Vanguard Total Stock Market VIPERs
U.S. Large Cap
922908769
    233,977
    5,230
Full
None
Sole
Verizon Communications
U.S. Large Cap
92343V104
  2,259,503
   66,652
Full
None
Sole
Walgreen Company
U.S. Large Cap
931422109
  3,077,397
  124,742
Full
None
Sole
Wal-Mart Stores Inc
U.S. Large Cap
931142103
  2,327,596
   41,520
Full
None
Sole
Walt Disney Holding Co
U.S. Large Cap
254687106
  1,143,075
   50,378
Full
None
Sole
Wells Fargo & Co
U.S. Large Cap
949746101
  2,930,380
   99,402
Full
None
Sole
Whirlpool Corp
U.S. Large Cap
963320106
    253,021
    6,119
Full
None
Sole
Wyeth
U.S. Large Cap
983024100
    688,837
   18,364
Full
None
Sole
Yum Brands Inc
U.S. Large Cap
988498101
    406,575
   12,907
Full
None
Sole